Business Segments (Consolidated assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total consolidated assets	$ 6,401,380		$ 6,871,862
Conventional Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	4,837,236		5,031,864
Affordable Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	466,678		683,307
Proportionate Adjustments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	634,858	[1]	645,385	[1]
Corporate and Amounts Not Allocated to Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 462,608		$ 511,306

[1]	Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the assets of our consolidated properties, which are excluded from our measurement of segment financial condition, and our share of the assets of our unconsolidated real estate partnerships, which are included in our measure of segment financial condition.